Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Schedule of movement in intangible assets and goodwill

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2020	8,923	2,664	1,587	698	13,872
Exchange differences	(799)	(311)	(174)	(30)	(1,314)
Additions	334	274	8	32	648
Disposals	—	—	—	(27)	(27)
At 30 June 2021	8,458	2,627	1,421	673	13,179
Hyperinflation adjustment in respect of Turkey	315	208	—	1	524
Exchange differences	639	145	194	28	1,006
Additions	109	70	55	67	301
Disposals	(23)	(42)	—	(23)	(88)
Reclassification to asset held for sale	(560)	—	—	(8)	(568)
At 30 June 2022	8,938	3,008	1,670	738	14,354
Amortisation and impairment
At 30 June 2020	1,168	752	78	574	2,572
Exchange differences	(71)	(82)	(3)	(26)	(182)
Amortisation for the year	—	—	5	44	49
Disposals	—	—	—	(24)	(24)
At 30 June 2021	1,097	670	80	568	2,415
Exchange differences	51	60	(1)	25	135
Amortisation for the year	—	—	7	38	45
Impairment	317	19	—	—	336
Disposals	(23)	(28)	—	(20)	(71)
Reclassification to asset held for sale	(400)	—	—	(8)	(408)
At 30 June 2022	1,042	721	86	603	2,452
Carrying amount
At 30 June 2022	7,896	2,287	1,584	135	11,902
At 30 June 2021	7,361	1,957	1,341	105	10,764
At 30 June 2020	7,755	1,912	1,509	124	11,300

Schedule of principal acquired brands
At 30 June 2022, the principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2022 £ million	2021 £ million
Crown Royal whisky	United States	1,210	1,053
Captain Morgan rum	Global	993	864
McDowell's No.1 whisky, rum and brandy	India	778	944
Smirnoff vodka	Global	681	593
Johnnie Walker whisky	Global	625	625
Casamigos tequila	United States	499	434
Yenì raki	Turkey	294	141
Shui Jing Fang Chinese white spirit	Greater China	279	253
Aviation American gin	United States	218	190
Don Julio tequila	United States	207	185
Signature whisky	India	191	177
Seagram's 7 Crown whiskey	United States	184	160
Black Dog whisky	India	162	150
Antiquity whisky	India	158	147
Zacapa rum	Global	158	138
Gordon's gin	Europe	119	119
Bell's whisky	Europe	102	179
Windsor Premier whisky	Korea	—	145
Other brands		1,038	864
		7,896	7,361

Schedule of goodwill attributed to cash-generating units
(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2022 £ million	2021 £ million
North America	773	609
Europe
Turkey	255	143
Asia Pacific
Greater China	141	128
India	747	693
Latin America and Caribbean – Mexico	142	126
Other cash-generating units	229	258
	2,287	1,957

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing
The pre-tax discount rates, terminal and long-term growth rates used for impairment testing are as follows:

	2022			2021
	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %
North America – United States	8	2	4	7	2	4
Europe
United Kingdom	8	2	4	6	2	4
Turkey	31	15	25	22	11	16
Asia Pacific
Australia	7	2	5	6	2	5
India	14	4	11	12	4	11
Africa
South Africa	16	—	6	13	—	6
Nigeria	24	12	15	19	10	14
Latin America and Caribbean
Brazil	12	3	6	11	3	6

Schedule of sensitivity to change in key assumptions
The table below shows the headroom at 30 June 2022 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

			Increase in discount rate		Decrease in terminal growth rate		Decrease in annual growth rate in forecast period 2023-2029		Decrease in cash flows		Decrease in future volume forecast		Further devaluation of local currency
	Carrying value of CGU £ million	Headroom £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million
McDowell's No.1	892	—	1ppt	(92)	n/a	n/a	2ppt	(121)	n/a	n/a	n/a	n/a	n/a	n/a
Bell's	145	—	3ppt	(27)	1ppt	(9)	n/a	n/a	10%	(15)	n/a	n/a	n/a	n/a
Yenì Raki	346	44	7ppt	(95)	n/a	n/a	n/a	n/a	n/a	n/a	4%	(20)	n/a	n/a
Turkey	688	14	7ppt	(249)	1ppt	(13)	n/a	n/a	10%	(88)	1%	(124)	66%	(69)